LVIP SSGA Nasdaq-100 Index Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.63%
Aerospace & Defense–0.19%
†Axon Enterprise, Inc.	622	$264,157
		264,157
Automobiles–3.75%
†Tesla, Inc.	14,260	5,301,155
		5,301,155
Beverages–2.01%
Coca-Cola Europacific Partners PLC	3,614	327,681
Keurig Dr. Pepper, Inc.	10,716	282,152
†Monster Beverage Corp.	7,706	558,377
PepsiCo, Inc.	10,785	1,674,803
		2,843,013
Biotechnology–3.54%
†Alnylam Pharmaceuticals, Inc.	1,042	344,766
Amgen, Inc.	4,247	1,494,307
Gilead Sciences, Inc.	9,786	1,363,875
†Insmed, Inc.	1,682	275,041
Regeneron Pharmaceuticals, Inc.	815	629,702
†Vertex Pharmaceuticals, Inc.	2,001	893,526
		5,001,217
Broadline Retail–5.39%
†Amazon.com, Inc.	30,653	6,384,101
†MercadoLibre, Inc.	400	691,608
†PDD Holdings, Inc. ADR	5,268	538,284
		7,613,993
Chemicals–1.28%
Linde PLC	3,653	1,811,011
		1,811,011
Commercial Services & Supplies–0.56%
Cintas Corp.	3,170	536,174
†Copart, Inc.	7,635	253,482
		789,656
Communications Equipment–1.71%
Cisco Systems, Inc.	31,164	2,418,015
		2,418,015
Construction & Engineering–0.26%
Ferrovial SE	5,672	368,964
		368,964
Consumer Staples Distribution & Retail–5.86%
Costco Wholesale Corp.	3,496	3,483,519
Walmart, Inc.	38,548	4,790,746
		8,274,265
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services–0.58%
Comcast Corp. Class A	28,288	$812,148
		812,148
Electric Utilities–1.51%
American Electric Power Co., Inc.	4,213	552,240
Constellation Energy Corp.	2,858	798,097
Exelon Corp.	7,969	390,640
Xcel Energy, Inc.	4,918	390,686
		2,131,663
Energy Equipment & Services–0.34%
Baker Hughes Co.	7,783	475,152
		475,152
Entertainment–3.14%
Electronic Arts, Inc.	1,973	402,236
†Netflix, Inc.	33,283	3,200,160
†Take-Two Interactive Software, Inc.	1,457	287,757
†Warner Bros Discovery, Inc.	19,545	536,706
		4,426,859
Financial Services–0.23%
PayPal Holdings, Inc.	7,258	328,279
		328,279
Food Products–0.56%
Kraft Heinz Co.	9,336	209,967
Mondelez International, Inc. Class A	10,178	586,660
		796,627
Ground Transportation–0.66%
CSX Corp.	14,688	602,942
Old Dominion Freight Line, Inc.	1,649	322,215
		925,157
Health Care Equipment & Supplies–1.48%
†Dexcom, Inc.	3,076	193,173
GE HealthCare Technologies, Inc.	3,593	255,750
†IDEXX Laboratories, Inc.	630	353,990
†Intuitive Surgical, Inc.	2,796	1,288,928
		2,091,841
Hotels, Restaurants & Leisure–2.44%
†Airbnb, Inc. Class A	3,355	423,669
Booking Holdings, Inc.	250	1,052,580
†DoorDash, Inc. Class A	3,205	481,231
Marriott International, Inc. Class A	2,089	683,249
Starbucks Corp.	8,969	803,533
		3,444,262
LVIP SSGA Nasdaq-100 Index Fund–1

LVIP SSGA Nasdaq-100 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates–0.80%
Honeywell International, Inc.	5,008	$1,131,958
		1,131,958
Interactive Media & Services–9.95%
Alphabet, Inc. Class A	32,150	9,234,184
Meta Platforms, Inc. Class A	8,422	4,818,479
		14,052,663
IT Services–0.98%
Cognizant Technology Solutions Corp. Class A	3,807	233,559
†Shopify, Inc. Class A	9,643	1,143,853
		1,377,412
Machinery–0.34%
PACCAR, Inc.	4,143	478,516
		478,516
Media–0.15%
†Charter Communications, Inc. Class A	998	215,448
		215,448
Oil, Gas & Consumable Fuels–0.31%
Diamondback Energy, Inc.	2,224	439,885
		439,885
Professional Services–1.02%
Automatic Data Processing, Inc.	3,190	648,144
Paychex, Inc.	2,839	261,529
Thomson Reuters Corp.	3,509	315,740
Verisk Analytics, Inc.	1,099	208,535
		1,433,948
Real Estate Management & Development–0.10%
†CoStar Group, Inc.	3,343	134,857
		134,857
Semiconductors & Semiconductor Equipment–25.47%
†Advanced Micro Devices, Inc.	12,841	2,612,245
Analog Devices, Inc.	3,862	1,228,657
Applied Materials, Inc.	6,256	2,138,238
†ARM Holdings PLC ADR	1,091	165,047
ASML Holding NV	692	914,014
Broadcom, Inc.	13,539	4,190,456
†Intel Corp.	39,376	1,737,663
KLA Corp.	1,036	1,525,417
Lam Research Corp.	9,844	2,103,269
Marvell Technology, Inc.	6,800	673,540
Microchip Technology, Inc.	4,263	275,432
Micron Technology, Inc.	8,876	2,998,668
Monolithic Power Systems, Inc.	387	423,126
NVIDIA Corp.	69,388	12,101,267
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductors NV	1,985	$390,767
QUALCOMM, Inc.	8,411	1,083,169
Texas Instruments, Inc.	7,167	1,391,401
		35,952,376
Software–13.07%
†Adobe, Inc.	3,213	781,016
†AppLovin Corp. Class A	2,426	965,548
†Atlassian Corp. Class A	1,325	90,431
†Autodesk, Inc.	1,672	400,277
†Cadence Design Systems, Inc.	2,176	604,645
†Crowdstrike Holdings, Inc. Class A	1,979	772,621
†Datadog, Inc. Class A	2,567	303,034
†Fortinet, Inc.	5,866	479,370
Intuit, Inc.	2,180	942,588
Microsoft Corp.	21,204	7,849,085
†Palantir Technologies, Inc. Class A	18,064	2,642,402
†Palo Alto Networks, Inc.	6,435	1,031,659
Roper Technologies, Inc.	811	286,980
†Strategy, Inc. Class A	2,476	309,005
†Synopsys, Inc.	1,510	598,685
†Workday, Inc. Class A	1,680	218,266
†Zscaler, Inc.	1,258	176,485
		18,452,097
Specialty Retail–0.83%
†O'Reilly Automotive, Inc.	6,658	614,600
Ross Stores, Inc.	2,565	555,656
		1,170,256
Technology Hardware, Storage & Peripherals–8.53%
Apple, Inc.	41,921	10,639,131
Seagate Technology Holdings PLC	1,719	673,435
Western Digital Corp.	2,673	723,020
		12,035,586
Trading Companies & Distributors–0.30%
Fastenal Co.	9,055	420,152
		420,152
Wireless Telecommunication Services–1.29%
T-Mobile U.S., Inc.	8,686	1,824,321
		1,824,321
Total Common Stock (Cost $81,715,678)		139,236,909

LVIP SSGA Nasdaq-100 Index Fund–2

LVIP SSGA Nasdaq-100 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.19%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.60%)	1,684,822	$1,684,822
Total Money Market Fund (Cost $1,684,822)		1,684,822

TOTAL INVESTMENTS–99.82% (Cost $83,400,500)	$140,921,731
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.18%	256,979
NET ASSETS APPLICABLE TO 8,777,872 SHARES OUTSTANDING–100.00%	$141,178,710

†Non-income producing.

The following futures contracts were outstanding at March 31, 2026:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
40	Micro E-mini NASDAQ-100 Futures	$1,913,200	$1,957,623	6/18/26	$—	$(44,423)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
LVIP SSGA Nasdaq-100 Index Fund–3